Amounts receivable (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other current receivables [abstract]
Schedule of Amounts Receivable
2019		2018
	$		$
Amounts due from government assistance and government loans	–		7
Sales tax receivable	406		557
Revenue from subcontracts	45		33
Other	394		740

	845		1,337